Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use assets and lease liabilities
Schedule of movement of right-of-use assets

		Lands and	Plant and		Right-of-use	Lease
	Pipelines	buildings	equipment	Vehicles	assets	liabilities (2)
Net carrying amount as of December 31, 2024	14	228	459	279	980	1,506
Additions	25	98	44	106	273	273
Depreciation of the year	(24)	(98)	(136)	(121)	(379)	—
Remeasurements (1)	—	7	82	1	90	90
Impairment loss (Note 18)	—	7	18	—	25	—
Disposals	(1)	109	7	(1)	114	47
Finance cost	—	—	—	—	—	158
Repayment of borrowings (capital)	—	—	—	—	—	(506)
Payment of interests	—	—	—	—	—	(135)
Transfers	—	—	—	—	—	84
Exchange difference	(6)	(79)	(16)	(8)	(109)	(121)
Net carrying amount as of December 31, 2025	8	272	458	256	994	1,396
(1)	It corresponds mainly to updating rates and conditions in lease contracts.
(2)	Lease liabilities are presented as part of loans and borrowings (Note 20).

		Lands and	Plant and		Right-of-use	Lease
	Pipelines	buildings	equipment	Vehicles	assets	liabilities (2)
Net carrying amount as of December 31, 2023	12	245	436	149	842	1,383
Additions	30	52	97	235	414	414
Depreciation of the year	(21)	(51)	(140)	(107)	(319)	—
Remeasurements (1)	1	3	89	(6)	87	87
Impairment loss (Note 18)	—	(6)	(20)	—	(26)	—
Disposals	(10)	(2)	(3)	(1)	(16)	(27)
Effect of loss of control in subsidiaries	—	—	(3)	—	(3)	—
Finance cost	—	—	—	—	—	133
Repayment of borrowings (capital)	—	—	—	—	—	(452)
Payment of interests	—	—	—	—	—	(111)
Transfers	—	—	—	—	—	12
Exchange difference	2	(13)	3	9	1	67
Net carrying amount as of December 31, 2024	14	228	459	279	980	1,506
(1)	It corresponds mainly to updating rates and conditions in lease contracts.
(2)	Lease liabilities are presented as part of loans and borrowings (Note 20).